Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Text Block]
1. Summary of Significant Accounting Policies

Nature of Operations and Reorganization

Angie’s List, Inc. (collectively with its wholly owned subsidiaries, the Company) operates a consumer-driven service for its members to research, hire, rate and review local professionals for critical needs, such as home, health care and automotive services. Ratings and reviews, which are available only to the Company’s members, help its members to find the best provider for their local service needs. Membership subscriptions are sold on a monthly, annual and multi-year basis. The consumer rating network “Angie’s List” is maintained and updated based on member feedback. The Company also sells advertising in its monthly publication, on its website, and through its call center to service providers that meet certain rating criteria. The Company’s services are provided in metropolitan areas located across the continental United States.

The accompanying unaudited Consolidated Financial Statements have been prepared in conformity with U.S. generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the Securities Exchange Act of 1934. Accordingly, they do not include all of the information and footnotes necessary for fair presentation of financial position, results of operations and cash flows in conformity with U.S. generally accepted accounting principles. Operating results from interim periods are not necessarily indicative of results that may be expected for the fiscal year as a whole. The Company is subject to seasonal patterns that generally affect its business. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates, but management does not believe such differences will materially affect Angie’s List, Inc.’s financial position or results of operations. The Consolidated Financial Statements reflect all adjustments considered, in the opinion of management, necessary to fairly present the results for the periods. Such adjustments are of a normal recurring nature.

For further information, including the Company’s significant accounting policies, refer to the audited Consolidated Financial Statements and the notes thereto for the year ended December 31, 2011. As used herein, the terms “Angie’s List”, “Company”, “we”, “our” and “us” mean Angie’s List, Inc. and its consolidated subsidiaries.

Operating segments are defined as components of an enterprise engaging in business activities for which discrete financial information is available and regularly reviewed by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company manages its business on the basis of one operating segment.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Revenue Recognition and Deferred Revenue

The Company recognizes revenue when all of the following conditions are met: there is persuasive evidence of an arrangement; the service has been provided to the customer; the collection of the fees is reasonably assured; and the amount of fees to be paid by the customer is fixed or determinable.

Membership Revenue

Revenue from the sale of membership subscriptions is recognized ratably over the term of the associated subscription.

At the time a member joins, the Company may receive a one-time nonrefundable enrollment fee. Enrollment fees are deferred and recognized on a straight-line basis over an estimated average membership life of 68 months for annual or multi-year members and 12 months for monthly members, which is based on historical membership experience. The Company reviews the estimated average membership life on an annual basis, or more frequently if circumstances change. Changes in member behavior, performance, competition, and economic conditions may cause attrition levels to change, which could impact the estimated average membership life.

Service Provider Revenue

Revenue from the sale of advertising in the Company’s publication is recognized in the month in which the Company’s monthly publication is published and distributed. Revenue from the sale of website and call center advertising is recognized ratably over the time period the advertisements run. Revenue from e-commerce vouchers is recognized on a net basis when the voucher has been delivered to the purchaser.  During the three months ended March 31, 2011 and 2012 our e-commerce revenue was $661 and $3,771 of total service provider revenue, respectively.

1. Summary of Significant Accounting Policies

Nature of Operations and Reorganization

Angie’s List, Inc. (collectively with its wholly owned subsidiaries, the Company) operates a consumer-driven service for its members to research, hire, rate and review local professionals for critical needs, such as home, health care and automotive services. Ratings and reviews, which are available only to the Company’s members, help its members to find the best provider for their local service needs. Membership subscriptions are sold on a monthly, annual and multi-year basis. The consumer rating network “Angie’s List” is maintained and updated based on member feedback. The Company also sells advertising in its monthly publication, on its website, and through its call center to service providers that meet certain rating criteria. The Company’s services are provided in metropolitan areas located across the continental United States.

Angie’s List, Inc. was formed as a Delaware corporation effective April 23, 2010, for the purpose of reorganizing the structure of Brownstone Publishing, LLC (Brownstone). Effective April 30, 2010, the unit holders of Brownstone contributed all of their units to Angie’s List, Inc. in return for shares of common and preferred stock. Brownstone had certain debt and warrants outstanding which were assumed by Angie’s List, Inc., including the note payable and subordinated note payable discussed in Note 7. Certain warrants were converted to common shares and new warrants were issued, as discussed in Note 15.

Operating segments are defined as components of an enterprise engaging in business activities for which discrete financial information is available and regularly reviewed by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company manages its business on the basis of one operating segment.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The Company has evaluated subsequent events through the date these consolidated financial statements were issued.

Estimates

Management uses estimates and assumptions in preparing consolidated financial statements in accordance with accounting principles generally accepted in the United States. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenue and expenses. Actual results could vary from the estimates that were used.

Common Stock Split

On October 31, 2011, the Company effected an eight-for-one split of its common stock by way of a stock dividend. As a result of the stock split, holders of the Company’s common stock received seven additional shares of common stock for every share held on such date, and a proportionate adjustment was made to the applicable conversion prices for each share of the Company’s outstanding convertible preferred stock (see Note 11). All share and per share amounts for all periods presented in these consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this stock split and the adjustment of the convertible preferred stock conversion prices.

Revenue Recognition and Deferred Revenue

The Company recognizes revenue when all of the following conditions are met: there is persuasive evidence of an arrangement; the service has been provided to the customer; the collection of the fees is reasonably assured; and the amount of fees to be paid by the customer is fixed or determinable.

Membership Revenue

Revenue from the sale of membership subscriptions is recognized ratably over the term of the associated subscription.

At the time a member joins, the Company may receive a one-time nonrefundable enrollment fee. Enrollment fees are deferred and recognized on a straight-line basis over an estimated average membership life of 60 months for annual or multi-year members and 13 months for monthly members, which is based on historical membership experience. The Company reviews the estimated average membership life on an annual basis, or more frequently if circumstances change. Changes in member behavior, performance, competition, and economic conditions may cause attrition levels to change, which could impact the estimated average membership life.

Service Provider Revenue

Revenue from the sale of advertising in the Company’s publication is recognized in the month in which the Company’s monthly publication is published and distributed. Revenue from the sale of website and call center advertising is recognized ratably over the time period the advertisements run.

Deferred Revenue

Deferred revenue includes the unamortized portion of revenue associated with membership and advertising fees for which the Company has received payment in advance of services or advertising to be provided.

Cash and Cash Equivalents

The Company maintains its cash in bank deposit accounts and certificates of deposit with contractual maturities of three months or less, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts.

Restricted Cash

Restricted cash relates to monies held in reserve at institutions pursuant to credit card processing agreements. The restricted cash is not available for operating activities.

Accounts Receivable

Accounts receivable are stated at the amount billed to service providers, less an estimated allowance for doubtful accounts. The Company performs ongoing credit evaluations and generally requires no collateral from service providers. Management reviews individual accounts as they become past due to determine collectability. The allowance for doubtful accounts is adjusted periodically based on management’s consideration of past due accounts. Individual accounts are charged against the allowance when all reasonable collection efforts have been exhausted.

Property and Equipment

Property and equipment, including assets from capital leases, are stated at cost and are depreciated over the estimated useful life of each asset. The Company’s estimated lives for property and equipment range from 3 to 10 years. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the improvements. Depreciation is computed using the straight-line method. Repairs and routine maintenance are charged to expense as incurred.

Data Acquisition Costs

Data acquisition costs consist of external costs related to acquiring consumer reports on service providers. These reports are used by the Company to provide its members with feedback on service providers. Amortization is computed using the straight-line method over the period which the information is expected to benefit the Company’s members, which is estimated to be three years. The capitalized costs are included in intangible assets on the balance sheet and the amortized expense is reflected within operation and support expenses in the consolidated statements of operations.

Long-Lived Assets

Long-lived assets, including property and equipment and amortizable intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparison of the carrying amount to future net undiscounted cash flows expected to be generated by the related asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount exceeds the fair market value of the assets. To date, there have been no adjustments to the respective carrying values.

Goodwill

Goodwill is not amortized but is tested for impairment annually during the fourth quarter, and more frequently whenever an event occurs or circumstances indicate the carrying amount may be impaired. If the estimated fair value of goodwill is lower than its carrying amount, a goodwill impairment is indicated and goodwill is written down to its estimated fair value. To date, there has been no impairment of goodwill.

Sales Commissions

Commissions expense from the sale of service provider advertisements is recognized ratably over the term of the associated advertisement. The Company defers the recognition of commission expense until such time as the revenue related to the customer contract for which the commission was paid is recognized. Deferred commissions for each contract are amortized to expense in a manner consistent with how revenue is recognized for such contract, resulting in straight-line recognition of expense over the contractual term. Unamortized commission expense of $10,486, and $5,301, as of December 31, 2011 and 2010, respectively, is included in prepaid expenses and other current assets in the accompanying consolidated balance sheets.

Deferred Financing Fees

In November 2009, the Company refinanced its senior debt with the lender, resulting in financing costs of $328, which were being amortized into interest expense over the amended term of the credit agreement. In April 2010, the Company refinanced its senior debt with the lender in connection with its reorganization, resulting in financing costs of $1,074, which were being amortized into interest expense over the remaining term of the credit agreement. In August 2011, in connection with its entry into a loan and security agreement, the Company incurred certain costs associated with these financing activities of $944, which are being amortized into interest expense over the term of the credit facility. Deferred financing fees, net of accumulated amortization, totaled $1,426 $866 and $866 at December 31, 2010 and 2011, respectively. Amortization expense of $201, $533, and $524 are included in interest expense in the consolidated statements of operations for the fiscal years ended December 31, 2009, 2010, and 2011, respectively. In connection with the extinguishment of its senior and subordinated loan agreements in August 2011, the Company expensed the unamortized portion of deferred financing fees associated with these loan agreements, which are included in the loss on debt extinguishment.

Income Taxes

Prior to April 30, 2010, the Company was a limited liability corporation (LLC) and elected to be treated as a partnership for income tax purposes. Therefore, the Company was not subject to federal and state income taxes for 2008 and 2009 (subject to exception in a limited number of state and local jurisdictions that did not recognize the LLC status). The Company reorganized and on April 30, 2010, the Company became subject to corporate-level federal and state income taxes at prevailing corporate rates. As a result of this conversion, the Company accounts for income taxes and the related accounts using the liability method in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 740, Income Taxes. Under this method, the Company accrues income taxes payable or refundable and recognizes deferred tax assets and liabilities based on differences between the book and tax basis of assets and liabilities. The Company measures deferred tax assets and liabilities using enacted rates in effect for the years in which the differences are expected to reverse, and recognizes the effect of a change in enacted rates in the period of enactment. After determining the total amount of deferred tax assets, the Company determines whether it is more likely than not that some portion of the deferred tax assets will not be realized. If the Company determines that a deferred tax asset is not likely to be realized, a valuation allowance will be established against that asset to record it at its expected realizable value.

The Company establishes assets and liabilities for uncertain positions taken or expected to be taken in income tax returns using a more-likely-than-not recognition threshold. The Company includes in income tax expense any interest and penalties related to uncertain tax positions.

Marketing Expense

Marketing expense consists of national television, radio and print, as well as online, advertising. The Company expenses all advertising costs as incurred.

Stock-Based Compensation

The Company accounts for stock-based compensation using the fair value recognition provisions of ASC 718, Stock Compensation. For its awards of restricted stock, stock options, and profits interest, the Company recognizes stock-based compensation expense in an amount equal to the fair market value on the grant date of the respective award. The Company recognizes this expense, net of estimated forfeitures, on a straight-line basis over the requisite service period.

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, restricted cash, accounts receivable, other current assets, accounts payable, accrued expenses, and notes payable approximate their fair values because of the short maturity of these instruments. The carrying amount of the term loan approximates its fair value because this borrowing bears interest at a variable (market) rate.

Sales and Use Tax

Sales and use tax expenses are included within operations and support in the consolidated statements of operations. The Company does not separately collect sales and use taxes from its members.

Recent Accounting Pronouncements

In January 2010, the FASB issued additional guidance that improves disclosure about fair value measures that were originally required. The new guidance is effective for interim and annual periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those years. The adoption of this guidance did not have an impact on the Company’s financial position or results of operations.

In September 2011, the FASB issued Accounting Standards Update 2011-08 (“ASU 2011-08”), “Testing Goodwill for Impairment,” which amends Accounting Standards Codification 350, “Intangibles—Goodwill and Other” (“ASC 350”). The amended guidance permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in ASC 350. The guidance provided in ASU 2011-08 is effective for annual and interim periods beginning after December 15, 2011 with early adoption permitted. The Company adopted this standard on December 31, 2011. The adoption of this standard did not have a significant effect on our consolidated financial statements.